Cash Generated From Operations	12 Months Ended
Dec. 31, 2017
Statement of cash flows [abstract]
Cash Generated From Operations
CASH GENERATED FROM OPERATIONS

	US Dollars
Figures in millions	2017	2016	2015

Profit (loss) before taxation	(63)	269	257
Adjusted for:
Movement on non-hedge derivatives and other commodity contracts	(10)	(19)	7
Amortisation of tangible assets (note 4)	817	789	737
Finance costs and unwinding of obligations (note 7)	169	180	245
Environmental, rehabilitation and other expenditure	(30)	(13)	(56)
Special items	394	44	60
Amortisation of intangible assets (notes 4 and 15)	6	20	40
Fair value adjustment on issued bonds	—	(9)	(66)
Interest received (note 3)	(15)	(22)	(28)
Share of associates and joint ventures’ (profit) loss (note 8)	(22)	(11)	(88)
Exchange loss on foreign currency reserve release	—	60	—
Other non-cash movements	61	90	53
Movements in working capital	(156)	(76)	89
	1,151	1,302	1,250
Movements in working capital:
(Increase) decrease in inventories	(67)	(48)	99
(Increase) decrease in trade, other receivables and other assets	(86)	(131)	108
Increase (decrease) in trade, other payables and deferred income	(3)	103	(118)
	(156)	(76)	89